Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net income	$ 2,440,820	$ 3,047,909
Items not requiring (providing) cash
Depreciation and amortization	441,365	394,935
Provision (credit) for loan losses	(180,000)	120,000
Amortization of premiums and discounts on securities and loans	1,202,121	722,191
Deferred income taxes	446,854	(142,607)
Net realized gains on available-for-sale securities	(328,845)	(399,599)
Amortization of mortgage servicing rights	84,559	120,980
Impairment of mortgage servicing rights asset		38,967
Increase in cash surrender value of life insurance, net	(167,624)	(177,798)
Gains on sales of foreclosed assets	(89,211)	(33,970)
Shares held by ESOP committed to be released	75,668	108,421
Stock-based compensation expense	22,232	90,163
Changes in
Interest receivable	(409,253)	127,131
Other assets	(76,979)	(265,939)
Interest payable	(687)	(11,580)
Other liabilities	163,799	207,498
Origination of loans held for sale	(18,191,845)	(20,376,281)
Proceeds from sales of loans held for sale	18,779,169	20,675,254
Net cash provided by operating activities	4,212,143	4,245,675
Investing Activities
Net change in interest-earning time deposits	(248,000)	1,974,000
Proceeds from redemption of Federal Home Loan Bank stock	70,100	750,000
Purchases of Federal Home Loan Bank stock	(196,800)
Purchases of available-for-sale securities	(52,850,704)	(66,685,397)
Proceeds from maturities and payments of available-for-sale securities	8,921,035	11,400,048
Proceeds from the sales of available-for-sale investments and other investments	32,641,729	39,301,125
Net change in loans	(2,104,682)	8,564,794
Purchase of premises and equipment	(202,908)	(165,431)
Proceeds from the sale of foreclosed assets	255,665	266,613
Net cash used in investing activities	(13,714,565)	(4,594,248)
Financing Activities
Net increase in demand deposits, money market, NOW and savings accounts	2,561,229	18,264,018
Net (decrease) increase in certificates of deposit	(8,538,757)	1,132,012
Net increase (decrease) in short-term borrowings	8,976,972	(7,996,529)
Net increase in advances from borrowers for taxes and insurance	51,722	111,287
Stock repurchases	(104,289)	(127,118)
Proceeds from stock options exercised	250,729	211,775
Dividends paid	(715,480)	(2,440,380)
Net cash provided by financing activities	2,482,126	9,155,065
Increase (Decrease) in Cash and Cash Equivalents	(7,020,296)	8,806,492
Cash and Cash Equivalents, Beginning of Year	12,909,924	4,103,432
Cash and Cash Equivalents, End of Year	5,889,628	12,909,924
Supplemental Cash Flows Information
Interest paid	1,167,686	1,059,906
Income taxes paid	1,458,000	1,325,000
Sale and financing of foreclosed assets	26,467	204,850
Real estate acquired in settlement of loans	233,204	114,400
Dividends declared not paid	181,287	179,904
Exercise and retirement of shares in stock option plan	$ 138,255	$ 74,458